Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Michael D. Mabry

(215) 564-8011

mmabry@stradley.com

May 29, 2014

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust (“Registrant”)
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

On behalf of the Registrant, submitted herewith via the EDGAR system, is Post-Effective Amendment No. 74 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 76 filed under the Investment Company Act of 1940 (“1940 Act”) to the Registrant’s Registration Statement on Form N-1A (“Amendment”).  The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act because the EGShares Beyond BRICs ETF, EGShares Brazil Infrastructure ETF, EGShares Emerging Markets Domestic Demand ETF and EGShares Low Volatility Emerging Markets Dividend ETF series of the Registrant (the “Funds”) revised their investment objectives to seek investment results that correspond to new underlying benchmark indices.

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that certain investment related and non-investment related portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the U.S. Securities and Exchange Commission (the “Staff”).  As to the investment related portions, the Staff recently reviewed Post-Effective Amendment Nos. 44/46 to the Registrant’s registration statement on Form N-1A, filed on July 29, 2013, which contained the prospectuses and statement of additional information (“SAI”) of the Funds (Accession No. 0000891092-13-006526) (“PEA Nos. 44/46”).  Except for the investment objectives and disclosure relating directly to the underlying benchmark indices, the investment related sections of the Funds’ prospectus and SAI included in the Amendment are substantially similar to those sections in PEA Nos. 44/46.

As to the non-investment-related portions of the Funds’ prospectus and SAI, the Staff recently reviewed Post-Effective Amendment Nos. 70/72 to the Registrant’s registration statement on Form N-1A, filed on March 28, 2014, relating to the EGShares Blue Chip ETF (Accession No. 0001582816-14-000100) (“PEA Nos. 70/72”).  The non-investment related sections of the Funds’ prospectus and SAI included in the Amendment are substantially similar to those sections in the prospectus and SAI included in PEA Nos. 70/72, except with respect to the following sections, which are fund-specific and therefore substantially similar to the corresponding sections in the prospectuses and SAI included in PEA Nos. 44/46 noted above: (i) the “Management of the Funds” section of the Funds’ prospectus; (ii) the “Financial Highlights” section of the Funds’ prospectus; (iii) all sections related to the Mauritius Subsidiaries in the Funds’ prospectus and SAI; and (iv) the “Investment Adviser” section of the Funds’ SAI.

As noted on the facing page, the Amendment amends only the prospectus and SAI of the Funds, and does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.  We undertake to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the Staff on the Amendment; (ii) adding financial information; and (iii) updating certain other non-material information.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on July 29, 2014.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Joel Corriero at (215) 564-8528.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

cc:           Maya Teufel